CONCENTRATION AND RISKS - Schedule of concentration risk of accounts and notes receivable from third parties (Details) - Company A - Accounts and Notes Receivable - Credit Risk - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration and risks
Accounts and notes receivable	¥ 133,882	¥ 125,971
Concentration risk, percentage	59.00%	52.00%